                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                    ON THE FORM 13F FILED ON AUGUST 17, 1999
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                             CONFIDENTIAL TREATMENT
                          EXPIRED ON FEBRUARY 16, 2000

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment /X/; Amendment Number: 2
      This Amendment (Check only one.): / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chesapeake Partners Management Co., Inc.
Address: 1829 Reisterstown Road
         Suite 220
         Baltimore, Maryland 21208

Form 13F File Number: 28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark D. Lerner
Title:   Vice President
Phone:   (410) 602-0195

Signature, Place, and Date of Signing:

          /s/ Mark D. Lerner        Baltimore, Maryland      February 14, 2000
      ---------------------------   -------------------   ----------------------
              [Signature]              [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

// 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

// 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------

Form 13F Information Table Entry Total: 46
                                        --------

Form 13F Information Table Value Total: $395,454
                                        --------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                           FORM 13F INFORMATION TABLE

   COLUMN 1                COLUMN 2        COLUMN 3   COLUMN 4                COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8
---------------------   ----------------   --------   --------   -------------------------   ----------   -------- ----------------
                                                        VALUE      SHRS OR     SH/    PUT/   INVESTMENT    OTHER       VOTING
NAME OF ISSUER          TITLE OF CLASS      CUSIP     (x$1000)     PRN AMT     PRN    CALL   DISCRETION   MANAGERS    AUTHORITY
---------------------   ----------------   --------   --------   ----------   ----   -----   ----------   -------- ----------------
                                                                                                                   SOLE SHARED NONE
                                                                                                                   ---- -----  ----
Abacus Direct               Common        002553105  15,830       173,000      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Abovenet
Communications              Common        003743101   3,634        90,000      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
AHT Corporation             Common        00756H108     442       117,800      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Amsouth Bancorp             Common        032165102     928        40,000      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Ballard Medical             Common        058566100   6,642       284,900      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Big Flower                  Common        089159107   3,851       120,800      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Cellular Communications
Of Puerto Rico              Common        15116N108   7,724       271,000      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Centennial Healthcare       Common        150937100   1,314       248,800      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Century
Communications              Common        156503104   8,970       195,000      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Chartwell Re                Common        16139W109   1,843        97,000      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Cilcorp, Inc.               Common        171794100   7,956       127,300      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
DuPont                      Common        263534109  14,482       212,000      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Everen Capital              Common        299761106     349        11,700      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Frontier Corp.              Common        35906P105  66,704     1,137,800      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Global Crossing             Common        G3921A100     213         4,994      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Healthsouth Corp.           Common        421924101   2,008       135,000      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Honeywell, Inc.             Common        438506107   4,172        36,000      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
King World                  Common        495667107   9,302       267,200      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Knoll, Inc.                 Common        498904101   4,039       151,700      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
KTI, Inc.                   Common        482689205   6,827       479,103      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Lifeline Systems            Common        532192101   1,994       103,600      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Macmillan Bloedel           Common        554783209   4,907       275,000      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                Common        577081102  24,238       927,780      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Caremark, Inc.              Common        141705103  44,291     5,905,500      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Nalco Chemical              Common        629853102  12,243       236,000      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Outdoor Systems             Common        690057104  31,532       863,900      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Pacificorp                  Common        695114108   1,470        80,000      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Parexel International       Common        699462107   6,056       454,900      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Patriot American            Common        703353102   1,292       287,047      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Protection One              Common        743663304     194        36,000      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Raychem Corp.               Common        754603108   4,244       114,700      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Republic
New York  Corp.             Common        760719104  13,863       203,300      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Saville Systems PLC         Common        805174109  10,573       729,200      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Skytel
Communications              Common        83087Q104  21,369     1,020,600      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Southwest Gas Corp          Common        844895102   1,904        66,500      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Sport-Haley                 Common        848925103     438        90,900      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
St. Paul Bancorp            Common        792848103     510        20,000      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Sugen, Inc.                 Common        865041107   1,106        37,500      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
TCA Cable TV                Common        872241104  11,516       207,500      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Telebanc Financial          Common        87925R109     430        11,100      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
The Limited                 Common        532716107   6,307       139,007      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
United
International Holdings      Common        910734102   8,406       124,300      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Varian, Inc.                Common        922206107   7,703       570,600      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Westower Corp               Common        96121E101     245        10,000      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Winsloew Furniture          Common        975377102   6,453       191,900      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Wyman Gordon                Common        983085101   4,940       255,800      SH               SOLE               SOLE
-----------------------------------------------------------------------------------------------------------------------------------